MFA 2023-NQM4 Trust  ABS-15G

Exhibit 99.31

Loan ID	Redacted ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
xx	74223			xx	Borrower 1 First Name	notePage	xx	xx	As per Note document xx is the first name and xx is middle name
xx	74013			xx	Borrower 1 First Name	notePage	xx	xx	As per promissory note borrower last name is xx
xx	74233			xx	Verified Doc Type	employmentIncomePage	Debt Service Coverage Ratio	12 Month Bank Statement	Loan approval is showing Loan program is DSCR